                                                   AHA INVESTMENT FUNDS, INC.


                                                   Semi-Annual Report to
                                                   Shareholders


                                                   As of December 31, 2000

CONTENTS

------------------------------------------------------------------------------
Portfolio of Investments                                                   1

   Full Maturity Fixed Income Portfolio
   Limited Maturity Fixed Income Portfolio
   Diversified Equity Portfolio
   Balanced Portfolio

Financial Statement                                                       40

Notes to Financial Statements                                             44










------------------------------------------------------------------------------

                                FULL MATURITY FIXED INCOME PORTFOLIO
                                      PORTFOLIO OF INVESTMENTS
                                         DECEMBER 31, 2000

SHARES OR
PRINCIPAL                                                                                     MARKET VALUE
---------                                                                                     ------------
LONG-TERM OBLIGATIONS                                                          95.1%
---------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                         33.3%
--------------------------------------

                               United States Treasury Bonds                                   $      23,502
$            20,000            11.875%   11/15/03                                                 3,673,782
          2,550,000             9.875%   11/15/15                                                 2,265,903
          2,080,000             6.125%   08/15/29


             40,000            United States Treasury Notes                                          42,589
            625,000            6.750%   05/15/05                                                    645,533
                               5.750%   11/15/05

             64,544            United States Treasury Inflation Index Bonds                          63,368
             63,503             3.625%   04/15/28                                                    65,112
                                3.875%   04/15/29

            110,000            United States Treasury Strips                                         43,911
            140,000             0.000%   05/15/17                                                    31,580
                                0.000%   05/15/27

             37,344            Federal Home Loan Mortgage Corporation                                40,944
            142,074            10.500%   01/01/10                                                   146,654
              6,930             9.300%   04/15/19                                                     6,969
                                7.000%   09/15/21

                               Federal National Mortgage Association
            400,000             (mortgage-backed securities)                                        397,406
             87,966             5.750%   02/15/08                                                    92,840
          1,000,000             9.500%   02/01/25                                                   968,130
            700,000             6.000%   01/01/31                                                   690,375
          1,200,000             6.500%   01/01/31                                                 1,217,628
            700,000             7.500%   01/01/31                                                   717,283
                                8.000%   01/01/31

                               Government National Mortgage Association
            151,734             (mortgage-backed securities)                                        163,031
          1,200,000             9.500%   12/15/17                                                 1,231,500
                                8.000%   01/01/31


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                             PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                     MARKET VALUE
---------                                                                                     ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
--------------------------------------------------
                               SB Treasury
$            90,000             9.400%   12/29/49                                              $     90,088

                               Sally Mae Floating Rate Note
             38,865             6.666%   04/25/07                                                    38,850
                                                                                                    ------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                     12,656,978

ASSET BACKED OBLIGATIONS                                                       24.3%
------------------------
                               Advantage Mortgage Loan Trust
            636,128             7.350%   05/25/27  Series 1997-1                                    648,134
            349,996             7.250%   06/25/27  Series 1997-2                                    357,166

                               Autonation 99-A
             22,266             6.540%   11/15/02  Series 1999-A                                     22,285

                               Chevy Chase Home Loan
            151,392             7.150%   05/15/15  Series 1996-1                                    151,013

                               City H Series 1997
            123,653             7.000%   07/25/28                                                   125,272

                               Contimortgage Home Equity Loan
            250,000             7.280%   04/25/14  Series 1999-3                                    490,147
            300,000             6.630%   12/15/20  Series 1997-5                                    302,672
            300,000             7.090%   04/15/28  Series 1997-2                                    289,473

                               Countrywide ABS
            190,000             7.320%   09/25/15                                                   186,566

                               DLJ Commercial Mortgage Corporation
            607,414             5.880%   11/12/31                                                   601,197

                               Fairbanks Capital Mortgage
            309,122             6.740%   05/25/28  Series 1999-1                                    311,228

                               Ford Motor Credit Company
             40,000             7.875%   06/15/00                                                    41,288
            250,000             9.215%   09/15/21                                                   280,973
            180,000             7.700%   05/15/97                                                   164,195


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                             PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                     MARKET VALUE
---------                                                                                     ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
ASSET BACKED OBLIGATIONS (CONTINUED)
------------------------------------
                               Green Tree Financial Corporation
$            30,925             7.850%   07/15/04                                             $      30,982
            375,000             6.130%   02/15/19                                                   373,841
            375,000             6.900%   04/15/27                                                   376,907
            400,000             8.300%   09/15/27                                                   411,374
            375,000             6.760%   07/15/29                                                   379,787
            450,000             6.160%   02/15/31                                                   446,550

                               Household Automobile Revenue Trust
             50,982             5.719%   05/17/02                                                    50,996

                               IMC Home Equity Loan Trust
            399,975             6.880%   11/20/28                                                   404,193

                               Nomura Asset Securities Corporation
            200,000             7.120%   04/13/36 Series 1996-M                                     207,122

                               Residential Asset Securities
            250,000             6.750%   08/25/28                                                   246,261

                               Residential Funding Mortgage Securities
            239,743             6.850%   06/25/07                                                   239,914
            500,000             6.445%   03/25/28                                                   501,793

                               RFMSI
            700,000             7.000%   12/25/07                                                   704,365

                               SBM7 Series 1997
            500,000             6.820%   12/25/27                                                   497,306

                               Scotia Pacific Company
             80,000             7.710%   01/20/14                                                    56,440

                               UCFC Home Equity Loan
            140,000             5.905%   02/15/21                                                   139,515
            200,000             5.935%   01/25/30                                                   194,784
                                                                                                  ---------
TOTAL ASSET BACKED OBLIGATIONS                                                                    9,233,739


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                             PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                     MARKET VALUE
---------                                                                                     ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS                                                          37.5%
---------------------
AEROSPACE & AIR TRANSPORTATION                                                  1.6%
------------------------------
                               British Telegraphic PLC
$           100,000             8.625%   12/15/30                                             $     100,397

                               Continental Airlines
            407,163             6.800%   07/02/07                                                   399,509

                               Lockheed Martin
             90,000             8.500%   12/01/29                                                   102,430
                                                                                                    -------
                                                                                                    602,336

BANKS                                                                           8.0%
-----
                               Ace Capital Trust
             70,000             9.700%   04/01/30                                                    74,457

                               Banc One Corporation
            325,000             7.600%   05/01/07                                                   331,398

                               Bank of Boston
            400,000             6.351%   11/16/03                                                   400,084

                               Bank of Tokyo
            150,000             8.400%   04/15/10                                                   160,094

                               Dillards Incorporated
            200,000             6.430%   08/01/04                                                   163,419

                               Dresdner Bank New York
            250,000             7.250%   09/15/15                                                   244,182

                               Dryden Investor Trust
            516,582             7.157%   07/23/08                                                   512,511

                               J.P. Morgan
             80,000             6.000%   01/15/09                                                    74,649

                               JPM Capital Trust
             50,000             7.950%   02/01/27                                                    46,042


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                             PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                     MARKET VALUE
---------                                                                                     ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------
BANKS (CONTINUED)
-----------------

                               Key Bank - Washington
$           400,000             7.125%   08/15/06                                            $      401,098

                               National Bank of Detroit
            220,000             8.250%   11/01/24                                                   235,013

                               NCNB Corporation
            325,000            10.200%   07/15/15                                                   391,352
                                                                                                  ---------
                                                                                                  3,034,299

CHEMICAL                                                                        0.2%
--------
                               Dow Chemical Company
             60,000             7.375%   11/01/29                                                    61,147

COMMUNICATION & MEDIA                                                           1.8%
---------------------
                               Continental Cablevision Incorporated
            200,000             9.000%   09/01/08                                                   221,332
            325,000             9.500%   08/01/13                                                   355,866

                               Cox Communications Incorporated
             40,000             7.875%  08/15/09                                                     41,790

                               Motorola Incorporated
             70,000              7.625%  11/15/10                                                    72,095
                                                                                                    -------
                                                                                                    691,083

COMPUTER                                                                        0.4%
--------
                               Electronic Data Systems
            300,000             7.450%   10/15/29                                                   153,749

DISTRIBUTION                                                                    0.9%
------------
                               Federal Express
            300,000             9.650%   06/15/12                                                   347,303

ELECTRIC                                                                        0.2%
--------
                               Union Pacific Corporation
             80,000             6.625%   02/01/29                                                    72,444


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                             PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                                     MARKET VALUE
---------                                                                                     ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------
FINANCIAL                                                                       8.0%
---------
                               Amcar 2000-D
$           350,000             6.690%   05/05/04                                              $    351,981

                               Auburn Hills Trust
            280,000            12.000%   05/01/20                                                   390,532

                               Conseco Financial
            250,000             8.170%   09/01/32                                                   249,293

                               Delta Home Equity Loan Trust
            334,083             6.860%   10/25/28                                                   337,012

                               General Motors Acceptance Corporation
             60,000             5.950%   03/14/03                                                    59,110
            100,000             6.869%   08/15/07                                                   102,492
            800,000             0.000%   06/15/15 effective yield 0.00%                             273,039
             40,000             7.750%   01/19/10                                                    41,317

                               Merrill Lynch Company
            191,338             6.220%   02/15/30                                                   192,431

                               Paine Webber Incorporated
            150,000             6.730%   01/20/04                                                   152,346

                               RayTheon Company
             70,000             7.200%   08/15/27                                                    67,842

                               The Money Store Home Equity
            500,000             6.485%   12/15/38                                                   500,383
            331,632             6.900%   07/15/38                                                   334,851
                                                                                                  ---------
                                                                                                  3,052,629

FOOD & BEVERAGES                                                                0.4%
-----------------
                               Pepsi Bottling
            150,000              7.000%   03/01/29                                                  149,350


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                             PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                                     MARKET VALUE
---------                                                                                     ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------
INDUSTRIAL                                                                      2.1%
----------
                               Caterpillar Incorporated
$           774,000             9.750%   06/01/19                                             $    807,569

INSURANCE                                                                       0.3%
---------
                               GEICO Corporation
            125,000             9.150%   09/15/21                                                  132,832

OIL & GAS                                                                       0.7%
---------
                               PSI Energy
            250,000             7.850%   10/15/07                                                  254,042

PAPER                                                                           0.7%
-----
                               Georgia Pacific Corporation
            200,000             9.625%   03/15/22                                                  170,830
             75,000             9.875%   11/01/21                                                   71,314
             50,000             9.500%   05/15/22                                                   42,546
                                                                                                   -------
                                                                                                   284,690
PIPELINE                                                                        0.5%
--------
                               Williams COS
            200,000             7.625%  07/15/19                                                   200,148

POLLUTION CONTROL                                                               0.8%
-----------------
                               USA Waste Services
            375,000             7.000%  07/15/28                                                   317,791

RAILROAD                                                                        0.1%
--------
                               Conrail
             40,000             7.875%   05/15/43                                                   38,384


RETAIL STORES                                                                   1.4%
-------------
                               J.C. Penney Incorporated
            250,000             9.750%   06/15/21                                                  154,355
            200,000             8.250%   08/15/22                                                  117,491

                               Nordstrom Incorporated
            300,000             5.625%   01/15/09                                                  250,446
                                                                                                   -------
                                                                                                   522,292


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                             PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                                     MARKET VALUE
---------                                                                                     ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------
TELECOMMUNICATION
-----------------
                               Koninklijke                                      2.0%
$            50,000             8.375%   10/01/30                                             $     43,682

                               Marconi Corporation
            100,000             8.375%   09/15/30                                                   94,188

                               SPRINT
             50,000             6.900%   05/01/19                                                   41,492

                               TCI Communications Incorporated
            280,000             7.875%   02/15/26                                                  274,329
             70,000             6.375%   05/01/03                                                   69,787

                               U.S. West Communications
            225,000             8.875%   06/01/31                                                  230,204
                                                                                                   -------
                                                                                                   753,682

UTILITIES                                                                       0.7%
---------                      Commonwealth Edison

            250,000             9.875%   06/15/20                                                  280,798


MISCELLANEOUS
-------------                  British Aerospace Financial                      2.3%

            250,000             7.500%   07/01/27                                                  252,215

                               Daimler Chrysler Holdings
            100,000             8.000%   06/15/10                                                  101,046

                               News America Holdings
            200,000             8.875%   04/26/23                                                  207,931
            300,000             7.625%   11/30/28                                                  258,378
                                                                                                   -------
                                                                                                   819,570


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS


SHARES OR
PRINCIPAL                                                                                     MARKET VALUE
---------                                                                                     -------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------
INTERNATIONAL                                                                   4.4%
-------------
ARGENTINA- SOVEREIGN                                                            0.8%
--------------------
                               YPF Sociedad Anomia
 $          300,000             7.750%   08/27/07                                              $    290,471


CANADA- ELECTRIC                                                                1.1%
----------------
                               Hydro-Quebec
            800,000            11.750%   02/01/12                                                   422,040

CAYMAN ISLANDS                                                                  0.8%
--------------
FINANCE
                               Wharf Capital International
            175,000             7.625%   03/13/07                                                   173,064

OIL & PETROLEUM
                               Petroleos Mexicans
            140,000             9.030%   02/15/11                                                   147,919
                                                                                                    -------
                                                                                                    320,983

HUNGARY- SOVEREIGN                                                              0.2%
------------------
                               National Bank Hungary
             75,000             8.875%   11/01/13                                                    82,858

SOUTH KOREA                                                                     0.9%
-----------
ELECTRIC
                               Korea Electric Power
             95,000             7.750%   04/01/13                                                    92,193
             75,000             6.750%   08/01/27                                                    72,901

FINANCE
                               Korea Development Bank
             95,000             7.125%   09/17/01                                                    95,188


STEEL MANUFACTURING
                               Pohang Iron & Steel
             65,000             7.125%   07/15/04                                                    64,142
                                                                                                     ------
                                                                                                    324,424


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                                        PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                     MARKET VALUE
---------                                                                                     -------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------
INTERNATIONAL (CONTINUED)
-------------------------
VENEZUELA-FINANCE                                                                                   0.6%
-----------------
                               Petrozuata Financial Guarantee
 $          300,000             8.220%   04/01/17                                                 $ 228,750
                                                                                                    -------
TOTAL CORPORATE OBLIGATIONS                                                                      14,245,664

TOTAL LONG TERM OBLIGATIONS                                                                      36,136,381
                                                                                                 ----------
(COST $36,121,615)

SHARES OR
PRINCIPAL
---------                                                                                      MARKET VALUE
                                                                                             AMORTIZED COST
                                                                                             --------------
SHORT-TERM OBLIGATIONS                                                         17.4%
----------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                          0.8%
--------------------------------------
                               Federal National Mortgage Association
(A) 300,000                     0.000%   02/08/01                                                   297,964

DEMAND NOTES *                                                                 16.6%
--------------
                               American Family Demand Note
                   1,535,378    6.235%   12/31/31                                                 1,535,378

                               Firstar Bank Demand Note
                   2,035,759    6.396%   12/31/31                                                 2,035,759

                               Sara Lee Demand Note
                   1,526,089    6.246%   12/31/31                                                 1,526,089

                               Wisconsin Electric Corporation Demand Note
                   946,256      6.235%   12/31/31                                                   946,256

                               Wisconsin Corporation Demand Note
                   267,650      6.235%   12/31/31                                                   269,489
                                                                                                    -------
TOTAL DEMAND NOTES                                                                                6,312,971

TOTAL SHORT-TERM OBLIGATIONS
(AMORTIZED COST  $6,610,935)                                                                      6,610,935

TOTAL INVESTMENTS
(COST BASIS $42,732,550)                                                                         42,747,316

THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                                         PORTFOLIO OF INVESTMENTS

SHARES OR
NUMBER OF CONTRACTS                                                                            MARKET VALUE
-------------------                                                                            ------------
OPTIONS-WRITTEN
---------------
                               Call Options  10 Year Treasury Note Futures
                  8            Exercise Price $106.00,  Expiring February 2001                        7,125

                               Call Options 10 Year Treasury Note Futures
                  4            Exercise Price $104.00,  Expiring February 2001                        6,062

                               Call Options  10 Year Treasury Note Futures
                  3            Exercise Price $100.00,  Expiring February 2001                      (3,188)

                               Put Options Treasury Bonds
                 10            Exercise Price $102.00,  Expiring February 2001                      (4,218)
                                                                                                    -------

TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $22,006)                                                     5,781


TOTAL INVESTMENTS NET OF
OUTSTANDING WRITTEN OPTIONS                                                      112.5%          42,753,097

CASH AND OTHER ASSETS, LESS
    LIABILITIES                                                                  -12.5%         (4,737,629)
                                                                                                -----------

TOTAL NET ASSETS                                                                 100.0%          38,015,468
                                                                                        ===================



* THESE SECURITY HAVE A MATURITY OF MORE THAN ONE YEAR, BUT HAVE VARIABLE RATE AND DEMAND FEATURES WHICH QUALIFY IT AS A SHORT-TERM SECURITY. THESE RATES DISCLOSED ARE THOSE CURRENTLY IN EFFECT. THESE RATES CHANGE PERIODICALLY BASED ON MARKET CONDITIONS OR A SPECIFIED MARKET INDEX.


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

(A) $100,000 OF U.S. GOVERNMENT AGENCY SECURITIES PLEDGED AS MARGIN FOR FUTURES CONTRACTS THE PORTFOLIO HAD THE FOLLOWING OPEN FUTURES CONTRACTS AT DECEMBER 31, 2000:


OPEN  FUTURES  CONTRACTS:

                                                                                          UNREALIZED
                                  NUMBER OF     PRINCIPAL                               GAINS (LOSSES)
      TYPE                        CONTRACTS      AMOUNT      POSITION    EXPIRATION    DECEMBER 31, 2000
      ----                        ----------    ---------    --------    ----------    -----------------
5 Year U.S. Treasury Notes           2            2,000        Long      March 2001         $5,115

U.S. Govt Bond Futures              10           10,000        Long      March 2001         13,442

10 Year U.S. Treasury Notes         45           45,000        Short     March 2001        (91,866)

10 Year U.S.Agency                  19           19,000        Long      March 2001         36,530
                                                                                            ------
                                                                                           ($36,779)
                                                                                       =================

THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                     LIMITED MATURITY FIXED INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31,2000

SHARES OR
PRINCIPAL                                                               MARKET VALUE
---------                                                               ------------
LONG-TERM OBLIGATIONS                                      98.4%
---------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                     36.6%
--------------------------------------

                     Federal Home Loan Mortgage Corporation
   $ 2,100,000        6.000%   03/15/08                                 $ 2,095,559
     1,923,948        6.000%   03/15/08                                   1,920,159
     2,220,000        6.000%   04/15/08                                   2,220,344
     1,235,000        5.700%   11/15/14                                   1,227,053

                     Federal Home Loan Bank
     1,165,000        4.875%   01/22/02                                   1,155,172
       800,000        6.000%   08/15/02                                     814,913


                      Freddie Mac
     1,235,000        5.500%   05/15/02                                   1,225,361

                     Federal National Mortgage Association
                     (mortgage-backed securities)
     2,780,000        6.375%   01/16/02                                   2,798,184
       595,000        5.375%   03/15/02                                     593,050
     1,605,000        4.750%   11/14/03                                   1,570,117
     1,855,000        6.000%   09/25/11                                   1,847,404
     2,165,000        6.000%   07/18/16                                   2,164,016
                                                                          ---------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                             19,631,332

ASSET BACKED OBLIGATIONS                                   18.9%
                     Carco Auto Loan Master Trust
       855,000        6.430%   11/15/04                                     862,782

                     Chase Credit Card
     1,065,000        6.000%   08/15/05                                   1,071,150

                     Chemical Master Credit Card
     1,500,000        6.230%   08/15/02                                   1,510,553

                     Citibank Credit Card
     1,130,000        6.550%   02/15/04                                   1,137,554

THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                               MARKET VALUE
---------                                                               ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
ASSET BACKED OBLIGATIONS (CONTINUED)
------------------------------------
                     Discover Credit Card
   $   870,000        5.650%   11/16/04                                 $   867,295
     1,070,000        5.875%   01/17/06                                   1,068,507

                     Ford Credit Auto Owner Trust
       790,000        6.520%   09/15/03                                     797,746

                     Nissan Auto  Series 2000-Bb
       830,000        7.250%   04/15/04                                     848,156

                     Premier Auto Series 1999-2
     1,080,000        5.590%   02/09/04                                   1,077,986

                     USAA Auto Owner Trust 2000-1
       880,000        6.980%   06/15/05                                     907,864
                                                                            -------
TOTAL ASSET BACKED OBLIGATIONS                                           10,149,593


CORPORATE OBLIGATIONS                                      42.9%
---------------------
BANKS                                                       8.2%
-----
                     Capital Auto Rec
     1,320,000        5.680%   08/15/04                                   1,317,657

                     First USA Credit
       930,000         6.420%   03/17/05                                    938,691

                     Nations Bank
     1,000,000        8.125%   06/15/02                                   1,026,441

                     Wells Fargo
       300,000        6.500%   09/03/02                                     302,108
       800,000        7.250%   07/14/03                                     822,315
                                                                            -------
                                                                          4,407,212

CAPITAL GOODS                                               1.6%
-------------
                     General Electric Capital Corporation
       850,000        7.000%   03/01/02                                     860,610

THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                               MARKET VALUE
---------                                                               ------------
LONG-TERM OBLIGATIONS (CONTINUED)
CORPORATE OBLIGATIONS (CONTINUED)
COMPUTER & OFFICE EQUIPMENT                                 1.6%
---------------------------
                     International Business Machine Corporation
     $ 820,000        7.250%   11/01/02                                 $   835,610

CONSUMER- DURABLE                                           1.5%
-----------------
                     Hertz Corporation
       825,000        7.000%   05/01/02                                     825,898


FINANCIAL                                                  22.0%
---------
                     American Express Credit Corporation
     1,120,500        5.900%   04/15/04                                   1,124,629

                     CIT Group Holdings
       815,000        7.375%   03/15/03                                     824,650

                     Commercial Credit Company
       790,000        6.875%   05/01/02                                     797,823

                     Dean Witter Discovery Company
       470,000        6.875%   03/01/03                                     475,131

                     Ford Credit Grantor Trust
       540,000        7.090%   11/17/03                                     548,546
     1,000,000        7.500%   01/15/03                                   1,018,282

                     General Motors Acceptance Corporation Grantor Trust
       750,000        5.875%   01/22/03                                     738,383

                     Household Financial Corporation
       680,000        6.875%   03/01/03                                     686,085

                     International Lease Financial Corporation
       710,000        5.625%   05/01/02                                     706,619

                     MBNA MasterCard
       645,000        6.600%   11/15/04                                     652,201
       930,000        5.250%   02/15/06                                     918,426

THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                               MARKET VALUE
---------                                                               ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------
FINANCIAL (Continued)
---------------------
                     Merrill Lynch and Company
     $ 675,000        6.000%   02/12/03                                  $ 672,225

                     Morgan Stanley
       730,000        8.100%   06/24/02                                    750,533
       530,000        7.125%   01/15/03                                    539,378

                     Toyota Motor Credit
     1,330,000        7.000%   08/05/02                                   1,351,299
                                                                          ---------
                                                                         11,804,210


RETAIL STORES                                               3.2%
-------------
                     Sears Roebuck & Company
       550,000        6.250%   01/15/04                                     546,358

                     Wal-Mart Stores
     1,135,000        6.500%   06/01/03                                   1,152,037
                                                                          ---------
                                                                          1,698,395

TELEPHONE                                                   1.9%
---------
                     WorldCom Incorporated
     1,020,000       7.8750%   05/15/03                                   1,032,818

MISCELLANEOUS                                               2.9%
-------------
                     Daimler Chrysler
       760,000       7.1250%   03/01/02                                     757,959
                     Daimler Chrysler
       750,000       7.2300%   01/06/05                                     773,667
                                                                            -------
                                                                          1,531,626
                                                                         ----------
TOTAL CORPORATE OBLIGATIONS                                              22,996,379

TOTAL LONG-TERM OBLIGATIONS
(COST $ 51,946,049)                                                      52,777,304
                                                                         ----------

THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                               MARKET VALUE
---------                                                               ------------
SHORT-TERM OBLIGATIONS                                      0.4%
----------------------
COMMERCIAL PAPER
----------------
                     American Express
$      200,000       6.9790%   07/03/00                                 $   199,969
                                                                          ---------

TOTAL COMMERCIAL PAPER                                                      199,969
(AMORTIZED COST $199,969)

TOTAL INVESTMENTS
(COST BASIS $52,146,018)                                   98.8%         52,977,273

CASH AND OTHER ASSETS, LESS
    LIABILITIES                                             1.2%            625,884
                                                                            -------

TOTAL NET ASSETS                                          100.0%        $ 53,603,157
                                                                 ===================

THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS SCHEDULE.

                          DIVERSIFIED EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2000

SHARES OR
PRINCIPAL                                                                                    MARKET VALUE
---------                                                                                    ------------
EQUITIES                                                                   95.0%
--------
AEROSPACE & AIR TRANSPORTATION                                              1.7%
------------------------------
          3,900 AMR Corporation                                                           $       309,581
          6,500 Boeing                                                                            429,000
          4,800 General Dynamics Corporation                                                      374,400
          3,400 Rockwell International Corporation                                                161,925
          2,600 United Technologies Corporation                                                   204,425
                                                                                                  -------
                                                                                                1,479,331
APPLIANCE                                                                   0.0%
---------
            500 Snap On Tools Incorporated                                                         13,938

AUTOMOTIVE                                                                  1.4%
----------
          5,600 Autozone Incorporated                                                             159,600
          3,900 Eaton Corporation                                                                 293,231
         18,300 Ford Motor Company                                                                428,906
          4,100 ITT Industries Incorporated                                                       158,875
         14,996 Visteon Corporation*                                                              172,454
                                                                                                  -------
                                                                                                1,213,066

BANKS                                                                       6.2%
-----
         25,100 Bank of America Corporation                                                     1,151,463
          4,400 Bank of New York Corporation                                                      242,825
         20,266 Citigroup Incorporated                                                          1,034,833
         62,800 Firstar Corporation                                                             1,460,100
          9,511 Fleet Boston Financial Group, Corporation                                         357,257
            800 J.P. Morgan & Company Incorporated                                                132,400
          4,600 Pinnacle West                                                                     219,075
          7,100 PNC Financial services                                                            518,744
          7,100 Washington Mutual Incorporated                                                    376,744
                                                                                                  -------
                                                                                                5,493,441

BIO-TECHNOLOGY                                                              2.1%
--------------
            400 Amgen*                                                                             25,575
         12,600 Biogen Incorporated                                                               756,788
         27,500 Cisco Systems Incorporated*                                                     1,051,875
                                                                                                ---------
                                                                                                1,834,238

   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF
                                 THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                    MARKET VALUE
---------                                                                                    ------------
EQUITIES (CONTINUED)
--------------------
BUILDING & HOUSING                                                          0.2%
-------------------
          1,700 Centex Corporation                                                        $        63,856
          3,800 Kaufman & Broad Home Corporation                                                  128,013
                                                                                                  -------
                                                                                                  191,869

BUSINESS MECHANICS & SOFTWARE                                               7.6%
-----------------------------
          8,000 America Online Incorporated                                                       278,400
         94,200 Compaq Computers Corporation                                                    1,417,710
          7,900 International Business Machines Corporation                                       671,500
         17,900 Oracle Systems*                                                                   520,219
          5,300 Pitney Bowes Incorporated                                                         175,563
         15,000 Sun Microsystems*                                                                 418,125
         33,300 Synopsys Incorporated*                                                          1,579,669
        108,600 Unisys Corporation                                                              1,588,275
          2,000 YAHOO! Incorporated*                                                              60,125
                                                                                                  -------
                                                                                                6,709,586

BUSINESS SERVICE                                                            6.9%
----------------
          4,700 Eastman Kodak                                                                     185,063
         48,000 First Data                                                                      2,529,000
        153,500 Genuity Incorporated                                                              777,094
         39,500 Manpower Incorporated                                                           1,501,000
          1,000 Mercury Interactive Corporation                                                    90,250
        251,215 Palm Incorporated                                                                 711,351
          6,900 Paychex Incorporated                                                              335,513
                                                                                                  -------
                                                                                                6,129,271

CAPITAL GOODS- PRODUCTION                                                   1.1%
-------------------------
          8,300 Caterpillar Incorporated                                                          392,694
          6,900 Cooper Industries                                                                 316,969
          6,400 Dover Company                                                                     259,600
                                                                                                  -------
                                                                                                  969,263

CHEMICALS                                                                   0.2%
---------
          1,200 Eastman Chemical Company                                                           58,500
          2,100 Great Lakes Chemical                                                               78,094
                                                                                                   ------
                                                                                                  136,594

   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF
                                 THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                    MARKET VALUE
---------                                                                                    ------------
EQUITIES (CONTINUED)
--------------------
COMMUNICATION & MEDIA                                                       3.9%
--------------------
          7,700 Comcast Corporation                                                       $       321,475
         30,500 Gannett Company                                                                 1,923,406
         12,073 Qwest Communication                                                               494,993
          6,700 Time Warner Incorporated                                                          350,008
          8,100 Tribune Company                                                                   342,225
                                                                                                  -------
                                                                                                3,432,107

COMPUTER & OFFICE EQUIPMENT                                                 3.4%
---------------------------
        164,100 3 COM Corporation                                                               1,394,850
          2,000 Analog Devices                                                                    102,375
          1,100 Comverse Technology                                                               119,488
          9,500 EMC Corporation                                                                   631,750
        144,200 Novell*                                                                           752,544
                                                                                                  -------
                                                                                                3,001,007

CONGLOMERATE                                                                0.5%
------------
          7,298 Tyco International Ltd.                                                           405,039

CONSUMER NON-DURABLES                                                       0.1%
---------------------
          6,300 Tupperware Corporation                                                            128,756
CONTAINER
---------
          1,900 Ball Corporation                                            0.1%                   87,519

ELECTRICAL EQUIPMENT                                                        2.2%
--------------------
          7,000 Emerson Electric Company                                                          551,688
         28,500 General Electric Company                                                        1,366,219
            800 Power One Incorporated                                                             31,450
                                                                                                   ------
                                                                                                1,949,357
ELECTRONICS                                                                 2.4%
------------
          3,100 Applera Corporation Applied Biosystems                                            291,594
            700 Broadcom Corporation*                                                              58,800
          5,300 Hewlett-Packard Company                                                           167,281
         29,100 Intel Corporation                                                                 874,819
         14,300 Nortel Networks Corporation                                                       458,494
          1,300 Perkinelmer Incorporated                                                          136,500
          2,000 Sanmina Corporation                                                               153,250
                                                                                                  -------
                                                                                                2,140,738

   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF
                                 THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                    MARKET VALUE
---------                                                                                    ------------
EQUITIES (CONTINUED)
--------------------
ENTERTAINMENT & LEISURE                                                           0.4%
-----------------------
         21,200 Fox Entertainment Group Incorporated*                                     $       378,950

FINANCIAL COMPANY & SERVICES                                                      2.0%
----------------------------
          1,200 Bear Stearns Companies Incorporated                                                60,825
          6,900 Fannie Mae                                                                        598,575
          4,100 Household International                                                           225,500
          6,200 Lehman Brothers Holdings                                                          419,275
         14,900 National City Corporation                                                         428,375
                                                                                                  -------
                                                                                                1,732,550

FOOD & BEVERAGES                                                                  4.1%
----------------
          5,800 Anheuser-Busch Companies, Incorporated                                            263,900
          5,000 Coca-Cola Company                                                                 304,688
          3,600 Dardeen Restaurants                                                                82,350
         48,600 Diageo PLC ADR                                                                  2,156,625
         10,300 PepsiCo Incorporated                                                              510,494
         11,000 Ralston Purina                                                                    287,375
                                                                                                  -------
                                                                                                3,605,432

HEALTH CARE                                                                       9.4%
-----------
         32,100 Abbott Labs Company                                                             1,554,844
          6,200 Alza Corporation                                                                  263,500
          4,800 Bristol Meyer Squibb                                                              354,900
         75,400 Global Telesystems Incorporated*                                                   61,263
          7,200 Johnson & Johnson Company                                                         756,450
          2,200 Lilly Eli & Company                                                               204,738
            100 Medimmune Incorporated                                                              4,769
         10,600 Merck & Company                                                                   992,425
         47,600 Mylan Laboratories                                                              1,198,925
         12,975 Pfizer Incorporated                                                               596,850
         20,300 Roche Holdings ADR                                                              2,068,207
          4,600 Schering Plough Corporation                                                       261,050
                                                                                                  -------
                                                                                                8,317,921

   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF
                                 THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                    MARKET VALUE
---------                                                                                    ------------
EQUITIES (CONTINUED)
--------------------
HEALTH CARE SERVICES                                                              2.1%
--------------------
         88,400 Boston Scientific Corporation                                             $     1,209,975
          5,000 Cardinal Health, Incorporated                                                     498,125
          2,400 United Healthcare Corporation                                                     147,300
                                                                                                  -------
                                                                                                1,855,400

INSURANCE                                                                         6.3%
---------
          3,700 Aflac Corporation                                                                 267,094
         33,900 Allstate Corporation                                                            1,476,769
          8,594 American International Group                                                      847,046
          5,600 KeyCorp                                                                           156,800
         24,500 MBIA Corporation                                                                1,816,063
         28,200 MetLife Incorporated                                                              987,000
                                                                                                  -------
                                                                                                5,550,772

PETROLEUM                                                                         3.5%
---------
          4,300 Amerada Hess Corporation                                                          314,169
          4,400 Ashland Incorporated                                                              157,916
         12,376 Exxon  Mobil Corporation                                                        1,075,939
          4,300 Kerr-McGee Company                                                                287,831
          6,200 Phillips Petroleum Company                                                        352,625
            700 Royal Dutch Petroleum ADR                                                          42,394
          6,700 Schlumberger                                                                      535,581
         10,400 USX Marathon                                                                      288,600
                                                                                                  -------
                                                                                                3,055,055


PRINTING & PUBLISHING                                                             0.2%
---------------------
          1,500 Meredith Corporation                                                               48,281
          2,800 Temple Inland                                                                     150,150
                                                                                                  -------
                                                                                                  198,431
METALS                                                                            0.6%
-------
          4,100 Alcan Aluminum                                                                    140,169
            300 Barrick Gold Corporation                                                           49,140
          3,300 Englehard Corporation                                                              67,238
          5,700 Inco Ltd.                                                                          95,532
          4,700 Nucor Corporation                                                                 186,531
                                                                                                  -------
                                                                                                  538,610

   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF
                                 THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                    MARKET VALUE
---------                                                                                    ------------
EQUITIES (CONTINUED)
--------------------
RAILROADS                                                                         2.5%
----------
          8,500 Burlington Northern Santa Fe Company                                      $       240,656
         56,400 Conoco Incorporated                                                             1,632,075
          6,600 Union Pacific Corporation                                                         334,950
                                                                                                  -------
                                                                                                2,207,681
RETAIL STORES                                                                     4.8%
-------------
         58,800 Abercrombie & Fitch                                                             1,176,000
          2,500 Federated Department Stores*                                                       87,500
          6,200 Home Depot                                                                        283,263
            800 Longs Drug Stores                                                                  19,300
          2,800 Lowes Companies                                                                   124,600
          2,200 Radio Shack Corporation                                                            94,188
          4,500 Reebok International Ltd.                                                         123,030
          9,500 Sears Roebuck & Company                                                           330,125
          2,700 Target Corporation                                                                 87,075
          8,200 TJX Corporation                                                                   227,550
         58,900 The Limited Incorporated                                                        1,004,981
         15,000 Toys "R" Us*                                                                      250,313
          7,800 Wal-Mart Stores Incorporated                                                      414,375
                                                                                                  -------
                                                                                                4,222,300
SEMICONDUCTOR                                                                     0.1%
-------------
            400 Linerar Technology Corporation                                                     18,500
          1,400 Xilinx Incorporated                                                                64,575
                                                                                                   ------
                                                                                                   83,075
TECHNOLOGY                                                                        6.5%
----------
          1,300 Adobe Systems Incorporated                                                         75,644
         83,300 BMC Software Incorporated                                                       1,166,200
          1,000 Broadvision Incorporated                                                           11,813
         24,200 Electronic Data Systems Corporation                                             1,397,550
         56,200 J.D. Edwards                                                                    1,001,063
         21,500 Microsoft Corporation                                                             932,563
          1,100 Network Appliance Incorporated*                                                    70,606
          1,000 Peoplesoft Incorporated                                                            37,188
          1,400 Sisebel Systems Incorporated                                                       94,678
         23,800 Symantec Corporation                                                              794,325
          1,600 Veritas Software Corporation                                                      140,000
                                                                                                  -------
                                                                                                5,721,630

   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF
                                 THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                    MARKET VALUE
---------                                                                                    ------------
EQUITIES (CONTINUED)
--------------------
TELECOMMUNICATION  EQUIPMENT                                                      2.2%
----------------------------
          2,646 Northrop Grumman Corporation                                              $       219,618
         56,400 Raytheon Company                                                                1,751,925
                                                                                                ---------
                                                                                                1,971,543

TRAVEL & RECREATION                                                               1.3%
-------------------
         56,400 Galileo International Incorporated                                              1,128,000
            400 Harrahs Entertainment Incorporated                                                 10,550
                                                                                                   ------
                                                                                                1,138,550

UTILITIES-ELECTRIC & ENERGY                                                       1.2%
---------------------------
          6,500 CMS energy Corporation                                                            205,969
          1,000 Entergy Corporation                                                                42,313
          1,737 Exelon Corporation                                                                121,955
          2,700 PPL corporation                                                                   122,006
          4,000 Public Service Enterprises                                                        194,500
          7,700 Reliant Energy Incorporated                                                       333,506
                                                                                                  -------
                                                                                                1,020,249
UTILITIES-TELEPHONE                                                               7.0%
-------------------
          7,700 Alltell Corporation                                                               480,769
         23,100 American Telephone and Telegraph                                                  399,919
         66,300 AT&T Wireless Group                                                             1,147,819
          3,900 NCR Corporation*                                                                  191,588
         41,915 SBC Communication, Incorporated                                                 2,001,441
          4,300 Sprint Corporation                                                                 87,344
          4,800 Sprint PCS Group                                                                   98,100
         36,532 Verizon Communications                                                          1,831,167
                                                                                                ---------
                                                                                                6,238,147

MISCELLANEOUS                                                                     0.8%
-------------
          6,400 Corning Corporation                                                               338,000
          3,400 FMC Corporation                                                                   243,738
          3,700 JDS Uniphase Corporation                                                          154,225
                                                                                                  -------
                                                                                                  735,963

TOTAL EQUITIES (COST $ 81,139,558)                                                             83,887,379

   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF
                                 THIS SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                                    MARKET VALUE
---------                                                                                    ------------
SHORT-TERM OBLIGATIONS                                                            4.1%     AMORTIZED COST
----------------------                                                                     --------------
DEMAND NOTES**                                                                    4.1%
--------------
                American Family Demand Note
$       611,826  6.235%   12/31/31                                                        $       611,826

                Firstar Bank Demand Note
      1,535,578  6.396%   12/31/31                                                              1,535,578

                Sara Lee Demand Note
        939,394  6.246%   12/31/31                                                                939,394

                Wisconsin Corporation Credit Union Corporation
         47,743  6.316%   12/31/31                                                                 47,743

                Wisconsin Electric Demand Note
        504,644  6.235%   12/31/31                                                                504,644

TOTAL SHORT TERM OBLIGATIONS
(AMORTIZED COST $ 3,639,185)                                                                    3,639,185
                                                                                                ---------

TOTAL INVESTMENTS
(COST BASIS $84,778,743)                                                         99.1%         87,526,564

CASH AND OTHER ASSETS, LESS
  LIABILITIES                                                                     0.9%            826,678
                                                                                                  -------

TOTAL NET ASSETS                                                                100.0%    $    88,353,242
                                                                                          ===============

*  NON-INCOME PRODUCING STOCKS.



** THESE SECURITIES HAVE A MATURITY OF MORE THAN ONE YEAR, BUT HAVE VARIABLE RATE AND DEMAND FEATURES WHICH QUALIFY THEM AS SHORT-TERM SECURITIES. THE RATES DISCLOSED ARE THOSE CURRENTLY IN EFFECT. THE RATES CHANGE PERIODICALLY BASED ON MARKET CONDITIONS OR A SPECIFIED MARKET INDEX.

   THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF
                                 THIS SCHEDULE.

                               BALANCED PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2000

SHARES OR
PRINCIPAL                                                                69.4%     MARKET VALUE
---------                                                                          ------------
EQUITIES
--------
AEROSPACE & AIR TRANSPORTATION                                            0.6%
------------------------------
           800    AMR Corporation                                                    $         31,350
           600    Boeing                                                                       39,600
           600    General Dynamics Corporation                                                 46,800
           500    Rockwell International Corporation                                           23,813
                                                                                               ------
                                                                                              141,563


AUTOMOTIVE                                                                0.6%
----------
           700    Autozone Incorporated                                                        19,950
           400    Eaton Corporation                                                            30,075
         2,300    Ford Motor Company                                                           53,906
           300    ITT Industries Incorporated                                                  11,625
         1,953    Visteon Corporation*                                                         22,459
                                                                                               ------
                                                                                              138,015

BANKS                                                                     4.4%
-----
         6,700    Bank of America Corporation                                                 307,363
           500    Bank of New York Corporation                                                 27,594
         1,866    Citigroup Incorporated                                                       95,283
        18,700    Firstar Corporation                                                         434,775
           900    Fleet Boston Financial Group, Corporation                                    33,806
           100    J.P. Morgan & Company Incorporated                                           16,550
           300    Pinnacle West                                                                14,288
           600    PNC Financial services                                                       43,838
           700    Washington Mutual Incorporated                                               37,144
                                                                                               ------
                                                                                            1,010,641

BIO-TECHNOLOGY                                                            1.6%
--------------
         4,700    Biogen Incorporated                                                         282,294
         2,400    Cisco Systems Incorporated*                                                  91,800
                                                                                               ------
                                                                                              374,094

BUILDING & HOUSING                                                        0.1%
------------------
           700    Kaufman & Broad Home Corporation                                             23,581



THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                          MARKET VALUE
EQUITIES (CONTINUED)
--------------------
BUSINESS MECHANICS & SOFTWARE                                             6.6%
-----------------------------
           700    America Online Incorporated                                      $           24,360
        21,900    Compaq Computers Corporation                                                329,595
           800    International Business Machines Corporation                                  68,000
         1,300    Oracle Systems*                                                              37,781
           400    Pitney Bowes Incorporated                                                    13,250
         1,400    Sun Microsystems*                                                            39,025
        10,900    Synopsys Incorporated*                                                      517,069
        32,500    Unisys Corporation                                                          475,313
           200    YAHOO! Incorporated*                                                          6,013
                                                                                               ------
                                                                                            1,510,406

BUSINESS SERVICE                                                          7.0%
----------------
           300    Eastman Kodak                                                                11,813
        12,400    First Data                                                                  653,325
        44,300    Genuity Incorporated                                                        224,269
        12,800    Manpower Incorporated                                                       486,400
           100    Mercury Interactive Corporation                                              9,025
         6,981    Palm Incorporated                                                           197,650
           600    Paychex Incorporated                                                         29,175
                                                                                               ------
                                                                                            1,611,657

CAPITAL GOODS- PRODUCTION                                                 0.4%
-------------------------
           600    Caterpillar Incorporated                                                     28,388
           700    Cooper Industries                                                            32,156
           500    Dover Company                                                                20,281
                                                                                               ------
                                                                                               80,825

CHEMICALS                                                                 0.0%
---------
           200    Eastman Chemical Company                                                      9,750


COMMUNICATION &  MEDIA                                                    2.4%
----------------------
         1,100    Comcast Corporation                                                          45,925
         5,800    Gannett Company                                                             365,763
         1,110    Qwest Communication                                                          45,510
         1,000    Time Warner Incorporated                                                     52,240
           800    Tribune Company                                                              33,800
                                                                                             --------
                                                                                              543,238


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                         MARKET VALUE
EQUITIES (CONTINUED)
--------------------
COMPUTER & OFFICE EQUIPMENT                                               3.2%
---------------------------
        49,500    3 COM Corporation                                                $          420,750
           300    Analog Devices                                                               15,356
           200    Comverse Technology                                                          21,725
           900    EMC Corporation                                                              59,850
        43,300    Novell*                                                                     225,971
                                                                                              -------
                                                                                              743,652

CONGLOMERATE                                                              0.2%                 36,408
------------
           656    Tyco International Ltd.

CONSUMER NON-DURABLES
---------------------
           500    Tupperware Corporation                                  0.0%                 10,219

ELECTRICAL EQUIPMENT                                                      0.8%
--------------------
           600    Emerson Electric Company                                                     47,288
         3,000    General Electric Company                                                    143,813
           100    Power One Incorporated                                                        3,931
                                                                                                -----
                                                                                              195,032

ELECTRONICS                                                               0.7%
-----------
           300    Applera Corporation Applied Biosystems                                       28,219
           100    Broadcom Corporation*                                                         8,400
         2,500    Intel Corporation                                                            75,156
           700    Nortel Networks Corporation                                                  22,444
           100    Perkinelmer Incorporated                                                     10,500
           200    Sanmina Corporation                                                          15,325
                                                                                               ------
                                                                                              160,044


ENTERTAINMENT & LEISURE                                                   0.5%
-----------------------
         6,800    Fox Entertainment Group Incorporated*                                       121,550


FINANCIAL COMPANY & SERVICES                                              0.7%
----------------------------
           800    Fannie Mae                                                                   69,400
           600    Lehman Brothers Holdings                                                     40,575
         1,600    National City Corporation                                                    46,000
                                                                                               ------
                                                                                              155,975


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                          MARKET VALUE
---------                                                                          ------------
EQUITIES (CONTINUED)
--------------------
FOOD & BEVERAGES                                                          3.3%
----------------
           300    Anheuser-Busch Companies, Incorporated                           $           13,650
           700    Coca-Cola Company                                                            42,656
           500    Dardeen Restaurants                                                          11,438
        13,600    Diageo PLC ADR                                                              603,500
         1,000    PepsiCo Incorporated                                                         49,563
         1,000    Ralston Purina                                                               26,125
                                                                                               ------
                                                                                              746,932

HEALTH CARE                                                               7.3%
-----------
         7,200    Abbott Labs Company                                                         348,750
           400    Alza Corporation                                                             17,000
           700    Bristol Meyer Squibb                                                         51,756
        24,000    Global Telesystems Incorporated*                                             19,500
           700    Johnson & Johnson Company                                                    73,544
           300    Lilly Eli & Company                                                          27,919
         1,000    Merck & Company                                                              93,625
        15,100    Mylan Laboratories                                                          380,331
         1,200    Pfizer Incorporated                                                          55,200
         5,600    Roche Holdings ADR                                                          570,540
           600    Schering Plough Corporation                                                  34,050
                                                                                               ------
                                                                                            1,672,215

HEALTH CARE SERVICES                                                      1.7%
--------------------
        24,500    Boston Scientific Corporation                                               335,344
           500    Cardinal Health, Incorporated                                                49,813
           200    United Healthcare Corporation                                                12,275
                                                                                               ------
                                                                                              397,432

INSURANCE                                                                 5.6%
---------
           500    Aflac Corporation                                                            36,094
         9,300    Allstate Corporation                                                        405,131
           612    American International Group                                                 60,320
           800    KeyCorp                                                                      22,400
         6,600    MBIA Corporation                                                            489,225
         7,800    MetLife Incorporated                                                        273,000
                                                                                              -------
                                                                                            1,286,170


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                          MARKET VALUE
---------                                                                          ------------
EQUITIES (CONTINUED)
--------------------
PETROLEUM                                                                 1.4%
---------
           500    Amerada Hess Corporation                                         $           36,531
           100    Appache Corporation                                                           7,006
         1,000    Ashland Incorporated                                                         35,890
           824    Exxon  Mobil Corporation                                                     71,637
           400    Kerr-McGee Company                                                           26,775
           800    Phillips Petroleum Company                                                   45,500
           100    Royal Dutch Petroleum ADR                                                     6,056
           600    Schlumberger                                                                 47,963
         1,300    USX Marathon                                                                 36,075
                                                                                               ------
                                                                                              313,433

PRINTING & PUBLISHING                                                     0.1%
---------------------
           300    Meredith Corporation                                                          9,656
           200    Temple Inland                                                                10,725
                                                                                               ------
                                                                                               20,381
METALS                                                                    0.3%
------
           400    Alcan Aluminum                                                               13,675
         1,300    Inco Ltd.                                                                    21,788
           700    Nucor Corporation                                                            27,781
                                                                                               ------
                                                                                               63,244

RAILROADS                                                                 2.2%
---------
         1,200    Burlington Northern Santa Fe Company                                         33,975
        15,600    Conoco Incorporated                                                         451,425
           500    Union Pacific Corporation                                                    25,375
                                                                                               ------
                                                                                              510,775

RETAIL STORES                                                             3.0%
-------------
        11,500    Abercrombie & Fitch                                                         230,000
           500    Home Depot                                                                   22,844
           400    Lowes Companies                                                              17,800
           400    Radio Shack Corporation                                                      17,125
           600    Reebok International Ltd.                                                    16,404
         1,000    Sears Roebuck & Company                                                      34,750
           200    Target Corporation                                                            6,450
           400    TJX Corporation                                                              11,100
        16,300    The Limited Incorporated                                                    278,119
         1,400    Toys "R" Us*                                                                 23,363
           700    Wal-Mart Stores Incorporated                                                 37,188
                                                                                               ------
                                                                                              695,143


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                          MARKET VALUE
---------                                                                          ------------
EQUITIES (CONTINUED)
--------------------
SEMI-CONDUCTOR+A325                                                       0.0%
-------------------
           200    Xilinx Incorporated                                              $            9,225

TECHNOLOGY                                                                6.2%
----------
           100    Adobe Systems Incorporated                                                    5,819
        23,600    BMC Software Incorporated                                                   330,400
         6,700    Electronic Data Systems Corporation                                         386,925
        18,900    J.D. Edwards                                                                336,656
         2,200    Microsoft Corporation                                                        95,425
           100    Network Appliance Incorporated*                                               6,419
           100    Sisebel Systems Incorporated                                                  6,763
         7,600    Symantec Corporation                                                        253,650
           100    Veritas Software Corporation                                                  8,750
                                                                                                -----
                                                                                            1,430,807

TELECOMMUNICATION  EQUIPMENT                                              1.8%
----------------------------
        13,600    Raytheon Company                                                            422,450

TRAVEL & RECREATION                                                       1.3%
-------------------
        14,400    Galileo International Incorporated                                          288,000

UTILITIES-ELECTRIC & ENERGY                                               0.4%
---------------------------
           500    Baker Hughes Incorporated                                                    20,781
           300    CMS energy Corporation                                                        9,506
           400    PPL corporation                                                              18,075
           800    Reliant Energy Incorporated                                                  34,650
                                                                                               ------
                                                                                               83,012
UTILITIES-TELEPHONE                                                       4.7%
-------------------
           800    Alltell Corporation                                                          49,950
         1,000    American Telephone and Telegraph                                             17,313
        18,300    AT&T Wireless Group                                                         316,819
           200    NCR Corporation*                                                              9,825
         5,695    SBC Communication, Incorporated                                             271,936
           600    Sprint Corporation                                                           12,188
           700    Sprint PCS Group                                                             14,306
         7,776    Verizon Communications                                                      389,772
                                                                                               -------
                                                                                            1,082,109


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                          MARKET VALUE
---------                                                                          ------------
EQUITIES (CONTINUED)
--------------------
MISCELLANEOUS                                                             0.3%
-------------
           500    Corning Corporation                                              $           26,406
           400    FMC Corporation                                                              26,875
           100    JDS Uniphase Corporation                                                      7,510
                                                                                                -----
                                                                                               60,791
TOTAL EQUITIES
(COST $16,236,281)                                                                         15,948,769


* NON-INCOME PRODUCING STOCKS.

SHARES OR
PRINCIPAL                                                                          MARKET VALUE
---------                                                                          ------------
LONG-TERM OBLIGATIONS                                                    23.1%
---------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS                                      7.8%
------------------------------------
                  United States Treasury Bonds
 $      10,000    0.000%   05/15/17 stripped principal                                          3,992
        70,000    0.000%   11/15/27 stripped principal                                         15,790

                  United States Treasury Inflation Index Bonds
        21,490    3.625%   04/15/28                                                            21,099
        21,152    3.875%   04/15/29                                                            21,688


                  Federal National Mortgage Association
                  (mortgage-backed securities)
       599,940    6.000%   01/01/29                                                           581,013
       169,999    6.500%   08/01/30                                                           167,665
       229,977    6.500%   12/01/30                                                           226,819


                  Government National Mortgage Association
                  (mortgage-backed securities)
       700,000    8.000%   01/01/31                                                           718,375

                  Student Loan Marketing Association
        16,657    6.660%  04/25/07                                                             16,650
                                                                                               ------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                                                1,773,091


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                          MARKET VALUE
---------                                                                          ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
ASSET BACKED OBLIGATIONS                                                  5.8%
---------------------------------
                  Autonation 99-A
$        7,421    6.540%   11/15/02                                                $            7,428

                  Chevy Chase Home Loan
        60,557    7.150%   05/15/15 Series 1996-1                                              60,405

                  Contimortgage Home Equity Loan
        56,410    6.420%   04/25/14                                                            56,196

                  Countrywide ABS
        70,000    7.320%   09/25/15                                                            68,735

                  DLJ Commercial Mortgage Corporation
       260,320    5.880%   11/12/31                                                           257,656

                  Fairbanks Capital Mortgage
       123,649    6.740%   05/25/28                                                           124,491

                  Ford Motor Company
       180,000    7.700%   05/15/97                                                           164,195

                  Green Tree Financial Corporation
        11,421    7.850%   07/15/04                                                            11,442
       100,000    8.300%   09/15/27                                                           102,843
       170,000    6.160%   02/01/31                                                           168,697

                  Nomura Asset Securities Corporation
        70,000    7.120%   04/13/36  Series 1996-M                                             72,493

                  Residential Funding Mortgage
        79,914    6.850%   06/25/07                                                            79,971

                  Scotia Pacific Company
        30,000    7.710%   01/20/14                                                            21,165

                  UCFC Home Equity Loan
        40,000    5.905%   02/15/21                                                            39,862
       100,000    5.935%   01/25/30                                                            97,592
                                                                                               ------
TOTAL ASSET BACKED OBLIGATIONS                                                              1,333,171


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                          MARKET VALUE
---------                                                                          ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS                                                     9.3%
---------------------
AEROSPACE & DEFENSE                                                       0.1%
-------------------
                           Lockheed & Martin
$       30,000             8.500%   12/01/29                                       $           34,143

BANKS                                                                     2.2%
-----
                           Bank Boston
       200,000             6.351%  11/16/03                                                   200,042

                           Bank of Tokyo
        50,000             8.400%  04/15/10                                                    53,365

                           Dryden Investor Trust
       258,291             7.157%   07/23/08                                                  256,256
                                                                                              -------
                                                                                              509,663

CHEMICALS                                                                 0.1%
---------
                           Dow Chemical Company
        20,000             7.375%  11/01/29                                                    20,382

COMMUNICATION & MEDIA                                                     0.7%
---------------------
                           Continental Cablevision Incorporated
       100,000             9.000%   09/01/08                                                  110,666

                           Cox Communications Incorporated
        20,000             7.875%   08/15/09                                                   20,895

                           Motorola Incorporated
        30,000             7.625%   11/15/10                                                   30,898
                                                                                               ------
                                                                                              162,459

COMPUTER                                                                  0.2%
--------
                           Electronic Data Systems
        50,000             7.450 %  10/15/29                                                   51,250


FINANCIAL                                                                 2.0%
---------
                           Amcar 2000-D
       140,000             6.690%   05/05/04                                                  140,793


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                          MARKET VALUE
---------                                                                          ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------
FINANCIAL (CONTINUED)
---------------------
                           Conseco Financial
$       93,000             8.750%   02/09/04                                       $           68,355
       100,000             8.410%   12/15/25                                                   99,717

                           General Motors Acceptance Corporation
       250,000             0.000%   06/15/15 effective yield 6.452%                            85,325

                           JPM Capital Trust
        20,000             7.950%   02/01/27                                                   18,417

                           Raytheon Company
        40,000             7.200%   08/01/27                                                   38,767
                                                                                               ------
                                                                                              451,374

FOOD & BEVERAGES                                                          0.1%
----------------
                           Pepsi Bottling Company
        25,000             7.000%   03/01/29                                                   24,892

POLLUTION CONTROL                                                         0.6%
-----------------
                           USA Waste Services
       150,000             7.000%   07/15/28                                                  127,116

RAILROAD                                                                  0.1%
--------
                           Conrail
        20,000             7.875%   05/15/43                                                   19,192

TELECOMMUNICATION                                                         1.0%
-----------------
                           Marconi Corporation
       100,000             8.375%   09/15/30                                                   94,188

                           Sprint
        50,000             6.900%   05/01/19                                                   41,492

                           TCI Communications Incorporated
        50,000             6.375%   05/01/03                                                   49,848

                           Telefonica Europe
        50,000             8.250%   09/12/30                                                   50,658
                                                                                               ------
                                                                                              236,186


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                          MARKET VALUE
---------                                                                          ------------
LONG-TERM OBLIGATIONS (CONTINUED)
---------------------------------
CORPORATE OBLIGATIONS (CONTINUED)
---------------------------------
MISCELLANEOUS                                                             1.1%
-------------
                           CSX Corporation
$       50,000             7.950%   05/01/27                                       $           51,404

                           News America Holdings
       100,000             8.875%   04/26/23                                                  103,965
       100,000             7.625%   11/30/28                                                   86,126
                                                                                               ------
                                                                                              241,495
INTERNATIONAL                                                             1.1%
-------------
ARGENTINA- SOVEREIGN                                                      0.3%
--------------------
                           YPF Sociedad Anonima
       100,000             7.750%   08/27/07                                                   96,824

CAYMAN ISLANDS- OIL & PETROLEUM                                           0.3%
-------------------------------
                           Petroleos Mexicans
        70,000             9.030%   02/15/11                                                   73,960

VENEZUELA-FINANCE                                                         0.4%
-----------------
                           Petrozuata Financial Guarantee
       130,000             8.220%   04/01/17                                                   97,664
                                                                                               ------
TOTAL CORPORATE OBLIGATIONS                                                                 2,146,600


PREFERRED OBLIGATIONS                                                     0.1%
---------------------
                           SB Treasury Company
        30,000             9.400%   12/29/49                                                   30,029
                                                                                               ------

TOTAL PREFERRED OBLIGATIONS                                                                    30,029
                                                                                               ------


TOTAL LONG-TERM OBLIGATIONS
(COST $5,195,351)                                                                           5,282,891
                                                                                            ---------


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR                                                                           MARKET VALUE
PRINCIPAL                                                                          AMORTIZED COST
---------                                                                          --------------
SHORT-TERM OBLIGATIONS                                                    9.5%
----------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS                                        1.3%
----------------------------------
                           Federal National Mortgage Association
 (A)  $300,000             6.010%  02/08/01                                        $          297,967
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

DEMAND NOTES**                                                            8.2%
--------------
                           American Family Demand Note
       557,804             6.306%   12/31/31                                                  557,804

                           Firstar Bank Demand Note
       535,705             6.423%   12/31/31                                                  535,705

                           Sara Lee Demand Note
       477,227             6.274%   12/31/31                                                  477,227

                           Wisconsin Corporation Demand Note
        48,075             6.306%   12/31/31                                                   48,075

                           Wisconsin Electric Demand Note
       259,852             6.306%   12/31/31                                                  259,852
                                                                                              -------
TOTAL DEMAND NOTES                                                                          1,878,663

TOTAL SHORT-TERM OBLIGATIONS
(AMORTIZED COST $2,176,630)                                                                 2,176,630
                                                                                            ---------

TOTAL INVESTMENTS
(COST BASIS $23,608,262)                                                           $       23,408,290
                                                                                =====================


* NON-INCOME PRODUCING STOCKS.


** THESE SECURITIES HAVE A MATURITY OF MORE THAN ONE YEAR, BUT HAVE VARIABLE RATE AND DEMAND FEATURES THAT QUALIFY THEM AS SHORT-TERM SECURITIES. THE RATES DISCLOSED ARE THOSE CURRENTLY IN EFFECT. THE RATES CHANGE PERIODICALLY BASED ON MARKET CONDITIONS OR A SPECIFIED MARKET INDEX.



THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS

SHARES OR
PRINCIPAL                                                                          MARKET VALUE
---------                                                                          ------------
NUMBER OF CONTRACTS
-------------------
OPTIONS-WRITTEN                                                          -0.1%
---------------
                  Put Options  Bond Futures
               3  Exercise Price $102.00,  Expiring February 2001                               1,265
                                                                                                -----
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $3,667)                                                1,265


TOTAL INVESTMENTS NET OF
  OUTSTANDING WRITTEN OPTIONS                                           101.9%             23,409,555

CASH AND OTHER ASSETS, LESS
  LIABILITIES                                                            -1.9%               (431,121)
                                                                                             ---------

TOTAL NET ASSETS                                                        100.0%     $       22,978,434
                                                                              ========================

* NON-INCOME PRODUCING STOCKS.





THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

                            PORTFOLIO OF INVESTMENTS


(A) $100,000 OF U.S. GOVERNMENT AGENCY SECURITIES PLEDGED AS MARGIN FOR FUTURES CONTRACTS THE PORTFOLIO HAD THE FOLLOWING OPEN FUTURES CONTRACTS AT DECEMBER 31, 2000:


OPEN  FUTURES  CONTRACTS:

                                                                                                  UNREALIZED
                                   NUMBER OF      PRINCIPAL                                     GAINS (LOSSES)
                  TYPE             CONTRACTS       AMOUNT       POSITION     EXPIRATION        DECEMBER 31, 2000
                  ----             ----------      -------      --------     ----------        -----------------
5 Year U.S. Treasury Notes             4              4,000      Short       March 2001            ($4,937)

U.S. Govt Bond Futures                 10            10,000       Long       March 2001             11,544

10 Year U.S. Treasury Notes            9              9,000       Long       March 2001            ($18,577)

10 Year U.S.Agency                     1              1,000       Long       March 2001             ($208)
                                                                                                    ------
                                                                                                   ($12,178)
                                                                                              ====================




THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THIS
                                   SCHEDULE.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2000

--------------------------------------------- ----------------- ------------------- ------------------- -----------------
                                              FULL              LIMITED
                                              MATURITY          MATURITY            DIVERSIFIED
                                              FIXED INCOME      FIXED INCOME        EQUITY              BALANCED
                                              PORTFOLIO         PORTFOLIO           PORTFOLIO           PORTFOLIO
--------------------------------------------- ----------------- ------------------- ------------------- -----------------
ASSETS:
Investments, at market value                  $    42,753,097   $    52,977,273     $    87,526,564     $    23,409,555
Receivable for investments sold                             0                 0             737,555             192,259
Receivable for shared sold                                  0                 0                   0                   0
Cash                                                   10,118                 0                   0              24,960
Dividends and interest receivable                     539,270           630,238              97,183              85,328
Other Assets                                            3,277             3,081               5,914               2,259
                                              ---------------   ---------------     ---------------     ---------------

  Total Assets                                $    43,305,762   $    53,610,592     $    88,367,216     $    23,714,361
                                              ===============   ===============     ===============     ===============


LIABILITIES:
Payable for investments purchased             $     5,266,246   $             0     $             0     $       719,610
Payable for shares sold                                     0                 0                   0                   0
Options written and securities sold short
 at market value                                       19,678                 0                   0               4,922
Accrued expenses and other liabilities                  4,370             7,435              13,974              11,395
                                              ---------------   ---------------     ---------------     ---------------

  Total Liabilities                           $     5,290,294   $         7,435     $        13,974     $       735,927
                                              ---------------   ---------------     ---------------     ---------------

NET ASSETS                                    $    38,015,468   $    53,603,157     $    88,353,242     $    22,978,434
                                              ===============   ===============     ===============     ===============

Net Assets consist of:
Capital Stock ($0.01 par value and
 200 million shares authorized) and
    Paid-in Capital                           $    39,410,920   $    55,906,621     $    79,456,884     $    21,525,684

Undistributed net investment income                         0                 0              45,708             716,210
Accumulated net realized gain (loss)
 on investments sold                               (1,415,999)       (3,134,719)          6,102,829             935,247
Net unrealized appreciation
 (depreciation) of investments and
 futures                                               20,547           831,255           2,747,821            (198,707)
                                              ---------------   ---------------     ---------------     ----------------

TOTAL NET ASSETS                              $    38,015,468   $    53,603,157     $    88,353,242     $    22,978,434
                                              ===============   ===============     ===============     ===============



Number of Shares Outstanding at
 the end of period                                  3,799,954         5,209,892           5,651,932           2,565,875
                                              ---------------   ---------------     ---------------     ---------------


NET ASSET VALUE PER SHARE                     $       10.00     $        10.29      $        15.63      $         8.96
                                              =============     ==============      ==============      ==============

THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

AHA INVESTMENT FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000

--------------------------------------------- ----------------- ------------------- ------------------- -----------------
                                              FULL              LIMITED
                                              MATURITY          MATURITY            DIVERSIFIED
                                              FIXED INCOME      FIXED INCOME        EQUITY              BALANCED
                                              PORTFOLIO         PORTFOLIO           PORTFOLIO           PORTFOLIO
--------------------------------------------- ----------------- ------------------- ------------------- -----------------
INVESTMENT INCOME:
Interest income                               $   2,436,077     $   2,428,494       $     244,396       $     524,934
Dividends                                                 0                 0             718,212             180,938
                                              -------------     -------------       -------------       -------------

Total investment income                       $   2,436,077     $   2,428,494       $     962,608       $     705,872

EXPENSES:
Custodian fees                                $      16,051     $       6,810       $      13,729       $      14,766
Accounting fees                                      27,755            20,300              19,102              21,771
Transfer agent fees                                   5,844             6,714              10,828               3,780
Legal fees                                           10,843            10,843              10,843              10,843
Audit and tax return fees                             6,085             6,085               6,085               6,085
Director fees and expenses                            4,990             4,990               4,990               4,990
Officers and directors insurance                      3,932             3,698               7,097               2,711
Administrative and other fees                         5,089             6,198               4,071               4,071
                                              -------------     -------------       -------------       -------------

  Total Expenses                              $      80,589     $      65,638       $      76,745       $      69,017

NET INVESTMENT INCOME                         $   2,355,488     $   2,362,856       $     885,863       $     636,855

REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS
Net realized gain (loss) on
     Investments sold                         $     517,024     $      (8,592)      $  13,733,271       $   4,377,343
Net realized gain on closed futures
 and options contracts                               18,634                 0                   0              36,912
Net change in unrealized appreciation
    (depreciation) of investments, futures,
 and options                                      1,440,766         1,187,376         (13,325,413)         (2,741,635)
                                              -------------     -------------       --------------      --------------

NET GAIN ON INVESTMENTS                       $   1,976,424     $   1,178,784       $     407,858       $   1,672,620
                                              -------------     -------------       -------------       -------------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS                    $   4,331,912     $   3,541,640       $   1,293,721       $   2,309,475
                                              =============     =============       =============       =============


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

AHA INVESTMENT FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------- -------------------------------------------- -- ---------------------------------------------
                                    FULL MATURITY                                   LIMITED MATURITY
                                    FIXED INCOME PORTFOLIO                          FIXED INCOME PORTFOLIO
                                    --------------------------------------------    ---------------------------------------------
                                    YEAR ENDED JUNE        SIX MONTHS ENDED         YEAR ENDED JUNE        SIX MONTHS ENDED
                                    30, 2000               DECEMBER 31, 2000        30, 2000               DECEMBER 31, 2000
----------------------------------- ------------------ --- --------------------- -- ------------------- -- ----------------------
OPERATIONS:
Net investment income               $      4,957,438       $      2,355,488         $      4,694,924       $      2,362,856
Net realized gain (loss) on
    Investments sold and closed
 futures and options contracts             (932,352)                535,658              (1,072,381)                (8,592)
Net change in unrealized
 appreciation (depreciation) of
   Investments, futures and
   Options                                  (419,306)              1,440,766                 362,148               1,187,376
                                    -----------------      -----------------        ----------------       -----------------
Net increase in net assets
 resulting from operations                 3,605,780              4,331,912                3,984,691              3,541,640
                                    ----------------       ----------------         ----------------       ----------------

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment
 income                                   (4,957,438)            (2,355,488)              (4,694,924)            (2,362,856)
Capital gains distribution                        --                     --                       --                     --
                                    ----------------       ----------------         ----------------       ----------------
Net decrease in net assets
 resulting from distributions       $     (4,957,438)      $     (2,355,488)        $     (4,694,924)      $     (2,362,856)

SHARE TRANSACTIONS:
Subscriptions of fund shares               4,528,656                505,139               26,740,119              1,017,696
Investment income dividends
 reinvested                                4,954,460              2,269,484                4,622,712              2,362,210
Capital gains distributions
 reinvested                                       --                     --                       --                     --
                                    ----------------       ----------------         ----------------       ----------------
Gross increase in fund shares              9,483,116              2,774,623               31,362,831              3,379,906
Redemptions of fund shares                (3,363,413)           (44,923,847)             (49,514,131)           (36,768,712)
                                    -----------------      -----------------        -----------------      -----------------
Net increase (decrease) from
 share transactions                        6,119,703           (42,149,224)             (18,151,300)           (33,388,806)
                                    ----------------       ----------------         ----------------       ----------------
Net increase (decrease) in net
 assets                             $      4,768,045       $   (40,172,800)         $   (18,861,533)       $   (32,210,022)

TOTAL NET ASSETS
Beginning of Period                       73,420,223             78,188,268              104,674,712             85,813,179
                                    ----------------       ----------------         ----------------       ----------------

End of Period                       $     78,188,268       $     38,015,468               85,813,179       $     53,603,157
                                    ================       ================         ================       ================

Undistributed net
investment income                   $           0          $              0         $              0       $              0
                                    =============          ================         ================       ================


THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

AHA INVESTMENT FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS

----------------------------------- ------------------------------------------- -- -------------------------------------------
                                    DIVERSIFIED EQUITY PORTFOLIO                   BALANCED PORTFOLIO
                                    -------------------------------------------    -------------------------------------------
                                    YEAR ENDED JUNE     SIX MONTHS ENDED           YEAR ENDED           SIX MONTHS ENDED
                                    30, 2000            DECEMBER 31, 2000          JUNE 30, 2000        DECEMBER 31, 2000
----------------------------------- ---------------- -- ----------------------- -- ---------------- --- ----------------------
OPERATIONS:
Net investment income               $     1,420,204     $         885,863          $     1,342,521      $          636,855
Net realized gain on
 investments sold and closed
 futures and options contracts           15,906,232            13,733,271                6,298,817               4,414,255
Net change in unrealized
 appreciation (depreciation)
  Of investments, futures, and
  Options                                (9,629,101)          (13,325,413)              (5,818,438)             (2,741,635)
                                    ----------------    ------------------         ----------------     -------------------
Net increase in net assets
 resulting from operations                7,697,335             1,293,721                1,822,900               2,309,475
                                    ---------------     -----------------          ---------------      ------------------

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment
 income                                  (1,412,862)             (889,489)              (1,367,306)               (662,069)
Capital gains distribution              (12,462,482)          (20,955,045)              (8,444,132)             (6,418,632)
                                    ----------------    ------------------         ----------------     -------------------
Net decrease in net assets
 resulting from distributions       $   (13,875,344)    $     (21,844,534)         $    (9,811,438)     $       (7,080,701)

SHARE TRANSACTIONS:
Subscriptions of fund shares              9,863,259             2,788,235                  200,891                      --
Investment income dividends
 reinvested                               1,412,862               889,490                1,367,306                 662,070
Capital gains distributions
 reinvested                              12,462,482            20,955,046                8,444,132               6,418,632
                                    ---------------     -----------------          ---------------      ------------------

Gross increase in fund shares            23,738,603            24,632,771               10,012,329               7,080,702
Redemptions of fund shares              (12,666,860)          (47,514,602)             (16,388,739)            (28,266,998)
                                    ----------------    ------------------         ----------------     -------------------
Net increase (decrease) from
 share transactions                      11,071,743           (22,881,831)              (6,376,410)            (21,186,296)
                                    ---------------     ------------------         ----------------     -------------------
Net increase (decrease) in
 net assets                               4,893,734           (43,432,644)             (14,364,948)            (25,957,522)

TOTAL NET ASSETS
Beginning of Period                     126,892,152           131,785,886               63,300,904              48,935,956
                                    ---------------     -----------------          ---------------      ------------------

End of Period                       $   131,785,886     $      88,353,242          $    48,935,956      $       22,978,434
                                    ===============     =================          ===============      ==================

Undistributed net investment
 income                             $        49,335     $          45,707          $       741,424      $          716,210
                                    ===============     =================          ===============      ==================

THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

AHA INVESTMENT FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

--------------------------------------------------------------------------------
NOTE 1.
SIGNIFICANT ACCOUNTING POLICIES
The following are the significant accounting policies of Full Maturity Fixed Income, Limited Maturity Fixed Income, Diversified Equity and Balanced Portfolios (the "Portfolios"), each a series of AHA Investment Funds, Inc., a Maryland corporation, ("Fund").

SECURITY VALUATIONS
All securities are recorded at fair market value as of December 31, 2000. Securities traded on national securities exchanges are valued at last reported sales prices or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from NASDAQ is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Securities convertible into equity securities are valued at the greater of latest bid valuation or net conversion value. Other assets and securities are valued by a method that the Board of Directors believes represents a fair value.

ACCOUNTING FOR FUTURES
The Fund may enter into long or short positions in futures contracts in order to hedge against the effect of changing values on portfolio securities held. When the Fund enters into a futures contract, it is required to deposit, into a segregated account at its custodian bank, U.S. Government securities as guarantee that it will meet the futures commitment. Each day the Fund receives or pays cash, called "variation margin," equal to the daily change in the market value of the futures contracts. Such receipts and payments are recorded as unrealized gains or losses until the futures contracts expire or are closed out. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolios seek to close out a contract and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged. The Full Maturity Fixed Income and Balanced Portfolios had open futures contracts as of December 31, 2000.

ACCOUNTING FOR OPTIONS
The Fund may purchase and write (sell) put and call options on U.S. securities, stock indices, and futures contracts that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options, which expire unexercised, are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in options written for the period ended December 31, 2000 for the Fund were as follows:


------------------------------------------------- ---------------------------------- -- --------------------------------
                                                  FULL MATURITY FIXED INCOME             BALANCED
                                                  ----------------------------------    --------------------------------
                                                  NUMBER OF     PREMIUMS                NUMBER OF      PREMIUMS
                                                  CONTRACTS     (000'S)                 CONTRACTS      (000'S)
------------------------------------------------- ------------- -------------------- -- -------------- -----------------
Options Outstanding at Beginning
of Year                                                73        $    48,698                74          $     26,830
Options Written                                       238        $   133,457               126          $     67,074
Options Terminated in Closing
Purchase Transactions                                (167)       $  (9,6,271)             (112)         $    (65,106)
Options Expired                                      (114)           (63,877)              (84)              (25,130)
                                                     -----      -------------              ----        --------------
Options Outstanding at December 31, 2000               30        $    22,006                 4          $      3,668
------------------------------------------------- ------------- -------------------- -- -------------- -----------------

The Limited Maturity and Diversified Equity Portfolios did not purchase or hold any options during the period ended December 31, 2000.

INVESTMENT OPTIONS
FULL MATURITY FIXED INCOME PORTFOLIO
Seeks over the long term the highest level of income consistent with preservation of capital. Invests primarily on high quality fixed income securities. There is no restriction on the maximum maturity of the securities purchased. The average dollar-weighted maturity will vary and may exceed 20 years.

LIMITED MATURITY FIXED INCOME PORTFOLIO
Seeks a high level of current income, consistent with preservation of capital and liquidity. Invests primarily in high quality fixed income securities and maintains an average dollar-weighted portfolio maturity of five years or less.

DIVERSIFIED EQUITY PORTFOLIO
Seeks long-term capital growth. Invests primarily in equity securities and securities having equity characteristics.

BALANCED PORTFOLIO
Seeks a combination of growth of capital and income. Invests varying proportions of its assets in equity and fixed income securities, with not less than 25 percent of total assets invested in fixed income securities.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with respect to any of the types of securities in which they are authorized to invest without regard to the maturity of the underlying security. Repurchase agreements will be affected only with banks, savings institutions and broker-dealers. They involve the purchase by a Portfolio of a debt security with the condition that, after a stated period of time, the original seller will buy back the same security at a predetermined price or yield. Repurchase agreements are used to enhance liquidity and to earn income for periods as short as overnight. To minimize risk, the securities underlying each repurchase agreement will be maintained with the Fund's custodian, or a sub-custodian, in an amount at least equal in value to the repurchase price under the agreement (including accrued interest thereunder), and such agreements will only be affected with parties that meet certain creditworthiness standards. However, in the event the other party to the repurchase agreement fails to repurchase the securities subject to such agreement, a Portfolio could suffer a loss to the extent it is precluded from selling the securities or, if due to delays, proceeds from the same are less than the repurchase price. The Fund had no outstanding repurchase agreements for the period ended December 31, 2000.

FEDERAL INCOME TAXES
No provision is made for Federal Income Taxes since the Portfolios elect to be taxed as "regulated investment companies" and make such distributions to their shareholders as to be relieved of all Federal income taxes under provisions of current Federal tax law. At June 30, 2000, the Funds' most recent fiscal year end, the approximate capital loss carryforwards for U.S. Federal income tax purposes for the Full Maturity Fixed Income Portfolio and Limited Maturity Fixed Income Portfolio were approximately $1.7 million and $2.4 million respectively. These capital loss carryforwards expire beginning in the year ending December 31, 2003 and are available to offset future capital gains.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER INFORMATION
The accounts of the Fund are kept on the accrual basis of accounting. Securities transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identification cost basis. Dividend income is recognized on the ex-dividend date.

NOTE 2.
FUND DISTRIBUTIONS
The Full Maturity Fixed Income Portfolio and the Limited Maturity Fixed Income Portfolio declare income dividends from net investment income daily and pay these dividends monthly, on the last day of every month.

In the Diversified Equity Portfolio and Balanced Portfolio, dividends from net investment income are declared on the thirteenth day of the last month of each quarter; the ex-dividend date is the fourteenth; and payment is made on the fifteenth. The aggregate distributions of net investment income for the Diversified Equity Portfolio and Balanced Portfolio were $0.173 and $0.264 per share, respectively, during the period ended December 31, 2000.

During the period ended December 31, 2000, the Diversified Equity and Balanced Portfolios made a long-term capital gain distribution of $3.083 and $1.425 per share, respectively.

During for the period ended December 31, 2000, the Diversified Equity and Balanced Portfolios made a short-term capital gain distribution of $1.845 and $2.093 per share, respectively.

NOTE 3.
DIRECTORS' FEES AND TRANSACTIONS WITH AFFILIATES
Directors not affiliated with Hewitt Associates LLC ("Hewitt") or American Hospital Association ("AHA") received $1,000 for each quarterly meeting and $500 for each special meeting of the Board of Directors, or committee thereof, (plus travel expenses). No remuneration has been paid to any principal or employee of the Fund's investment consultant, Hewitt, or any director or officer of AHA. The investments of the Portfolios are managed by various advisory organizations, which serve as the investment managers. The Fund pays no fees to Hewitt or to the investment managers.

Hewitt is compensated for its services by the shareholders pursuant to The Program Services Agreement it has with each shareholder, under which Hewitt provides asset allocation consulting and certain other services. The fees of the investment managers are paid by Hewitt. The Program Service Fee is equal to .50% for the Full Maturity and Limited Maturity Portfolios and 0.75% for the Balanced and Diversified Equity Portfolios and is reflected in the total return as disclosed in the financial highlights tables.

Hewitt has voluntarily undertaken to pay certain expenses of the Portfolios (or to reimburse the Portfolios for certain expenses) as may be necessary to limit total expenses of the Portfolios to specified amounts. American Hospital Association Services, Inc. has, in this regard, agreed to reimburse Hewitt for one-half of the amounts incurred by Hewitt pursuant to this undertaking. The maximum expense as a percent of average net assets for the Full Maturity Fixed Income Portfolio, the Limited Maturity Fixed Income Portfolio, the Diversified Equity Portfolio, and the Balanced Portfolio is 0.50% (annual percentage). The Portfolios have reached asset levels which allow the reduction of expenses to percentage amounts below that set forth above. The Portfolios may reimburse Hewitt for the expenses of the Portfolios it voluntarily has absorbed on or after September 1, 1989, provided that such reimbursement does not cause the percentage expense limitations set forth above to be exceeded and is approved by the Board of Directors of the Fund. There is no commitment, however, by the Fund to make any such reimbursement. As of December 31, 2000, approximate expenses paid on behalf of or reimbursed to the Portfolio by Hewitt since September 1, 1989, were: $101,400 for the Full Maturity Fixed Income Portfolio; $41,000 for the Limited Maturity Fixed Income Portfolio; $116,000 for the Diversified Equity Portfolio; and $10,900 for the Balanced Portfolio.

NOTE 4.
SHORT-TERM DEBT
To facilitate portfolio liquidity, each Portfolio is authorized to borrow against portfolio securities. During for the period ended December 31, 2000, there were no borrowings.

NOTE 5.
INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities (exclusive of short-term obligations) for the period ended December 31, 2000 is presented below:

---------------------------------------- ------------------- --------------------
PORTFOLIO                                PURCHASES           SALES
---------------------------------------- ------------------- --------------------
Full Maturity Fixed Income                    78,340,055         119,063,541

Limited Maturity Fixed Income                 87,903,368         115,735,515

Diversified Equity                            55,478,567          91,946,672

Balanced                                      46,391,584          71,472,575
---------------------------------------- ------------------- --------------------

At December 31, 2000 gross unrealized appreciation and depreciation of investments and futures on a tax basis and the cost of investments for financial reporting purposes and for Federal income tax purposes were as follows:

-------------------------------------- -------------------- ------------------- --------------------------------------
                                                                                COST OF INVESTMENTS
                                                                                --------------------------------------
                                                                                FINANCIAL            FEDERAL
PORTFOLIO                              APPRECIATION         DEPRECIATION        REPORTING            INCOME TAX
-------------------------------------- -------------------- ------------------- ----------------- -- -----------------
Full Maturity Fixed Income                  854,006               833,459            42,732,550           42,732,550

Limited Maturity Fixed Income               841,905                10,650            52,146,018           52,146,018

Diversified Equity                       14,379,349            11,631,528            84,778,743           84,778,743

Balanced                                  2,549,685             2,748,392            23,608,262           23,608,262
-------------------------------------- -------------------- ------------------- ----------------- -- -----------------

NOTE 6.
TRANSACTIONS IN CAPITAL STOCK SHARES

-----------------------------------------  --------------------------------------------------------------------------
                                           FOR THE PERIOD ENDED DECEMBER 31, 2000
                                           --------------------------------------------------------------------------
                                           FULL              LIMITED
                                           MATURITY          MATURITY           DIVERSIFIED
                                           FIXED INCOME      FIXED INCOME       EQUITY           BALANCED
                                           PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
-----------------------------------------  ----------------  -----------------  ---------------  --------------
Transactions in capital stock shares
were as follows:

Subscriptions of fund shares                     51,554            99,205           128,885                0
Investment income dividends
 reinvested                                     231,295           234,813            41,178           51,386
Capital Gains Distribution reinvested                 0                 0         1,399,802          741,182
                                             -----------       -----------       -----------      -----------
Gross increase in fund shares                   282,849           334,018         1,569,865          792,568
Redemptions of fund shares                   (4,563,204)       (3,608,462)       (2,182,143)      (2,159,767)
                                             -----------       -----------       -----------      -----------
Net increase (decrease) in fund shares       (4,280,355)       (3,274,444)         (612,278)      (1,367,199)
Beginning of Period                           8,080,309         8,484,336         6,264,210        3,933,074
                                             -----------       -----------       -----------      -----------
End of Period                                 3,799,954         5,209,892         5,651,932        2,565,875
                                             ===========       ===========       ===========      ===========

-----------------------------------------  ----------------  -----------------  ---------------  --------------

-----------------------------------------  --------------------------------------------------------------------------
                                           FOR THE YEAR ENDED JUNE 30, 2000
                                           --------------------------------------------------------------------------
                                           FULL              LIMITED
                                           MATURITY          MATURITY           DIVERSIFIED
                                           FIXED INCOME      FIXED INCOME       EQUITY           BALANCED
                                           PORTFOLIO         PORTFOLIO          PORTFOLIO        PORTFOLIO
-----------------------------------------  ----------------  -----------------  ---------------  --------------
Transactions in capital stock shares
were as follows:

Subscriptions of fund shares                    462,050         2,640,180          462,850            13,828
Investment income dividends
 reinvested                                     512,380           453,747           66,123           102,300
Capital Gains Distribution reinvested                 0                 0          602,343           684,844
                                           ----------------  -----------------  ---------------  --------------
Gross increase in fund shares                   974,430         3,093,927        1,131,316           800,972
Redemptions of fund shares                     (346,580)       (4,876,587)        (596,476)       (1,177,138)
                                           ----------------  -----------------  ---------------  --------------
Net increase (decrease) in fund shares          627,850        (1,782,660)         534,840          (376,166)
Beginning of Year                             7,452,459        10,266,996        5,729,370         4,309,240
                                           ----------------  -----------------  ---------------  --------------
End of Year                                   8,080,309         8,484,336        6,264,210         3,933,074
                                           ================  =================  ===============  ==============

-----------------------------------------  ----------------  -----------------  ---------------  --------------

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
FULL MATURITY FIXED INCOME PORTFOLIO

------------------------------------------------- ------------------------------------------------------- -----------------------
                                                  YEAR ENDED JUNE 30, 2000
                                                  -------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                  1997         1998         1999           2000           DECEMBER 31, 2000
------------------------------------------------- ------------ ------------ -------------- -------------- -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $9.63         $9.79       $10.18         $9.85              $9.68

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.65          0.64         0.60          0.64               0.33
   Net realized and unrealized gain (loss)
    on investments and futures                        0.16          0.39        (0.33)        (0.17)              0.32
                                                  ------------ ------------ -------------- -------------- -----------------------
    Total from Investment Operations                  0.81          1.02         0.27          0.47               0.65

LESS DISTRIBUTIONS:
Net investment income                                (0.65)        (0.64)       (0.60)        (0.64)             (0.33)
Net realized capital gains                           (0.00)        (0.00)       (0.00)        (0.00)             (0.00)
                                                  ------------ ------------ -------------- -------------- -----------------------
   Total Distributions                               (0.65)        (0.64)       (0.60)        (0.64)             (0.33)
                                                  ------------ ------------ -------------- -------------- -----------------------

NET ASSET VALUE, END OF YEAR                         $9.79        $10.18        $9.85         $9.68             $10.00
                                                  ============ ============ ============== ============== =======================

TOTAL RETURN ON NET ASSET VALUE (A)                   8.09%        10.20%        2.11%         4.41%              6.51%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)           $50,796       $71,829      $73,420       $78,188            $38,015
Ratio of Expenses to Average Net Assets (B)           0.21%         0.17%        0.16%         0.17%              0.24%
Ratio of Net Investment Income to
 Average Net Assets (B)                               6.63%         6.19%        5.90%         6.55%              6.91%
Portfolio turnover rate                             304.93%       178.52%      273.61%       211.40%           117.521%


-------------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
LIMITED MATURITY FIXED INCOME PORTFOLIO

------------------------------------------------- ------------------------------------------------------ ----------------------
                                                  YEAR ENDED JUNE 30
                                                  ------------------------------------------------------
                                                                                                         PERIOD ENDED
                                                  1997          1998          1999          2000         DECEMBER 31, 2000
------------------------------------------------- ------------- ------------- ------------- ------------ ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $10.12         $10.16       $10.22         $10.20          $10.11

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                              0.61           0.60         0.53           0.58            0.33
   Net realized and unrealized gain (loss)
    on investments and futures                        0.04           0.06        (0.02)         (0.09)           0.18
                                                  ------------- ------------- ------------- ------------ ----------------------
    Total from Investment Operations                  0.65           0.66         0.51           0.49            0.51

LESS DISTRIBUTIONS:
Net investment income                                (0.61)         (0.61)       (0.53)         (0.58)          (0.33)
Net realized capital gains                           (0.00)         (0.00)       (0.00)         (0.00)          (0.00)
                                                  ------------- ------------- ------------- ------------ ----------------------
   Total Distributions                               (0.61)         (0.61)       (0.53)         (0.58)          (0.33)
                                                  ------------- ------------- ------------- ------------ ----------------------

NET ASSET VALUE, END OF PERIOD                      $10.16         $10.22       $10.20         $10.11          $10.29
                                                  ============= ============= ============= ============ ======================

TOTAL RETURN ON NET ASSET VALUE (A)                   6.03%          6.11%        4.59%          4.37%           4.82%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)          $141,023       $129,717     $104,675        $85,813         $53,603
Ratio of Expenses to Average Net Assets (B)           0.12%          0.12%        0.12%          0.14%           0.19%
Ratio of Net Investment Income to
 Average Net Assets (B)                               6.04%          5.92%        5.30%          5.70%           6.97%
Portfolio turnover rate                             121.70%        144.97%      176.78%        161.89%        124.046%


-------------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.50% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
DIVERSIFIED EQUITY PORTFOLIO

----------------------------------------------- ---------------------------------------------------------- ----------------------
                                                YEAR ENDED JUNE 30
                                                ----------------------------------------------------------
                                                                                                           PERIOD ENDED
                                                1997         1998           1999           2000            DECEMBER 31, 2000
----------------------------------------------- ------------ -------------- -------------- --------------- ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $17.59       $20.72          $20.37           $22.15          $21.04

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                             0.34         0.32            0.29             0.24            0.17
   Net realized and unrealized gain (loss)
    on investments and futures                       5.18         4.14            3.42             1.05           (0.48)
                                                ------------ -------------- -------------- --------------- ----------------------
    Total from Investment Operations                 5.52         4.46            3.71             1.29           (0.31)

LESS DISTRIBUTIONS:
Net investment income                               (0.34)       (0.32)          (0.29)           (0.24)          (0.17)
Net realized capital gains                          (2.05)       (4.49)          (1.64)           (2.16)          (4.93)
                                                ------------ -------------- -------------- --------------- ----------------------
   Total Distributions                              (2.39)       (4.81)          (1.93)           (2.40)          (5.10)
                                                ------------ -------------- -------------- --------------- ----------------------

NET ASSET VALUE, END OF PERIOD                     $20.72       $20.37          $22.15           $21.04          $15.63
                                                ============ ============== ============== =============== ======================

TOTAL RETURN ON NET ASSET VALUE (A)                 32.97%       24.05%          18.90%            5.28%          -0.82%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)          $70,590      $85.736        $126,892         $131,786         $88,353
Ratio of Expenses to Average Net
 Assets (B)                                          0.17%        0.14%           0.10%            0.11%           0.13%
Ratio of Net Investment Income to
 Average Net Assets (B)                              1.83%        1.51%           1.43%            1.11%           1.45%
Portfolio turnover rate                             67.31%       65.82%          74.35%           66.84%          47.33%

-----------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.

NOTE 7:
FINANCIAL HIGHLIGHTS
FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
BALANCED PORTFOLIO

----------------------------------------------- --------------------------------------------------------- -----------------------
                                                YEAR ENDED JUNE 30
                                                ---------------------------------------------------------
                                                                                                          PERIOD ENDED
                                                1997          1998          1999           2000           DECEMBER 31, 2000
----------------------------------------------- ------------- ------------- -------------- -------------- -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $13.38        $14.86        $14.61         $14.69            $12.44

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                             0.37          0.41          0.36           0.37              0.26
   Net realized and unrealized gain (loss)
    on investments and futures                       2.65          2.01          1.45           0.26              0.04
                                                ------------- ------------- -------------- -------------- -----------------------
    Total from Investment Operations                 3.02          2.42          1.81           0.63              0.30

LESS DISTRIBUTIONS:
Net investment income                               (0.39)        (0.44)        (0.36)         (0.37)            (0.26)
Net realized capital gains                          (1.15)        (2.23)        (1.37)         (2.51)            (3.52)
                                                ------------- ------------- -------------- -------------- -----------------------
   Total Distributions                              (1.54)        (2.67)        (1.73)         (2.88)            (3.78)
                                                ------------- ------------- -------------- -------------- -----------------------

NET ASSET VALUE, END OF PERIOD                     $14.86        $14.61        $14.69         $12.44             $8.96
                                                ============= ============= ============== ============== =======================

TOTAL RETURN ON NET ASSET VALUE (A)                 23.23%        16.79%        13.10%          3.99%             2.99%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)          $52,137       $59,360       $63,301        $48,936           $22,978
Ratio of Expenses to Average Net
 Assets (B)                                          0.23%         0.18%         0.18%          0.24%             0.32%
Ratio of Net Investment Income to
 Average Net Assets (B)                              2.81%         2.86%         2.55%          2.58%             2.99%
Portfolio turnover rate                            173.60%       169.04%       206.43%        169.10%          112.337%


-----------------------------------------------

(A) Total Return on Net Asset Value is net of the management fee of 0.75% per annum.
(B) Ratios include all management fees and expenses except for the program services fee.